Condensed Interim Consolidated Statements of Financial Position (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of financial position [abstract]
Ordinary shares, par value (per share)	₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, Issued	33,143,414	27,272,818	27,245,429
Ordinary shares, Outstanding	33,143,414	27,272,818	27,245,429